Lease Operations - Lessee (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations
Sublease revenues	R$ 26	R$ 26	R$ 16
Depreciation expenses	(863)	(951)	(1,279)
Interest expenses	(367)	(414)	(302)
Lease expenses for low value assets	(104)	(102)	(84)
Variable expenses not include in lease liabilities	(57)	(58)	(68)
Total	R$ (1,365)	R$ (1,499)	R$ (1,717)